Commitments and Contingencies - Additional Information (Detail) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2023 KRW (₩) EUR (€)	Dec. 31, 2023 USD ($) EUR (€)	Dec. 31, 2022 KRW (₩)
Commitments and Contingencies [Line Items]
Severally liable for reimbursement	₩ 595
Number of lawsuits | €	177	177
Litigation settlement claim amount	₩ 167,834		₩ 80,279
Litigation provision	₩ 29,707
New town development consortium percentage of ownership interest	2.50%	2.50%
Contract amount not yet recognized as liabilities	₩ 489,231		₩ 1,294,823
Additional cumulative investment amount	4,132	$ 30,350
Estimated financial effect of contingent liabilities	₩ 438,312
Percentage of estimated financial effect of contingent liabilities	100.00%
K Defense Co.Ltd [member]
Commitments and Contingencies [Line Items]
Estimated financial effect of contingent liabilities	₩ 302,423
Percentage of estimated financial effect of contingent liabilities	60.00%
Joint operations [member]
Commitments and Contingencies [Line Items]
Estimated financial effect of contingent liabilities	₩ 201,615
Percentage of estimated financial effect of contingent liabilities	40.00%